Deferred Grants (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 27, 2014 USD ($)	Jan. 27, 2014 CNY (¥)	Jan. 14, 2013 USD ($)	Jan. 14, 2013 CNY (¥)
Deferred grants | $	$ 229,826	$ 232,710	$ 800,000		$ 1,800,000
RMB [Member]
Deferred grants | ¥				¥ 4,800,000		¥ 11,200,000